Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Inventory [Abstract]
Schedule of Inventory
	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited）
Raw materials	3,358	5,166	720
Low value consumables	34	34	5
Finished goods	6,492	7,780	1,087
Less: inventory impairment	(12)	-	-
	9,872	12,980	1,812

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Raw materials	1,793	1,784	3,358	460
Low value consumables	41	41	34	5
Finished goods	3,803	3,705	6,492	889
Less: inventory impairment	(180)	(91)	(12)	(2)
	5,457	5,439	9,872	1,352